Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,612	¥ 3,254
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	409	419
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	89	75
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,683	2,899
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	19	22
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	529	478
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 44,900	¥ 36,484